Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-8.04%
Activision Blizzard, Inc.	7,055	$686,099
Alphabet, Inc., Class A(b)	3,622	8,536,511
Alphabet, Inc., Class C(b)	3,602	8,686,439
AT&T, Inc.	469,128	13,806,437
Charter Communications, Inc., Class A(b)	6,284	4,364,427
Comcast Corp., Class A	147,623	8,464,703
Discovery, Inc., Class A(b)(c)	6,094	195,678
Discovery, Inc., Class C(b)	7,251	217,893
DISH Network Corp., Class A(b)	33,769	1,469,627
Electronic Arts, Inc.	3,524	503,685
Facebook, Inc., Class A(b)	26,055	8,565,060
Fox Corp., Class A	12,040	449,694
Fox Corp., Class B	12,845	466,017
Interpublic Group of Cos., Inc. (The)	24,868	837,803
Live Nation Entertainment, Inc.(b)(c)	1,722	155,169
Lumen Technologies, Inc.	119,882	1,659,167
Netflix, Inc.(b)	3,924	1,973,026
News Corp., Class A	13,504	364,473
News Corp., Class B	14,222	365,363
Omnicom Group, Inc.	13,777	1,133,020
Take-Two Interactive Software, Inc.(b)	1,578	292,814
T-Mobile US, Inc.(b)	43,811	6,197,066
Twitter, Inc.(b)	4,460	258,680
Verizon Communications, Inc.	187,856	10,611,985
ViacomCBS, Inc., Class B	22,197	941,597
Walt Disney Co. (The)(b)	24,996	4,465,535
		85,667,968
Consumer Discretionary-13.15%
Advance Auto Parts, Inc.	4,597	872,189
Amazon.com, Inc.(b)	10,176	32,797,960
Aptiv PLC(b)	7,041	1,059,107
AutoZone, Inc.(b)	844	1,187,170
Best Buy Co., Inc.	34,706	4,034,225
Booking Holdings, Inc.(b)	234	552,603
BorgWarner, Inc.	16,437	843,054
Caesars Entertainment, Inc.(b)	2,807	301,612
CarMax, Inc.(b)	11,412	1,314,548
Carnival Corp.(b)(c)	15,978	472,310
Chipotle Mexican Grill, Inc.(b)	342	469,217
D.R. Horton, Inc.	22,371	2,131,733
Darden Restaurants, Inc.	3,817	546,709
Dollar General Corp.	13,833	2,807,546
Dollar Tree, Inc.(b)	19,071	1,859,422
Domino’s Pizza, Inc.	936	399,550
eBay, Inc.	15,585	948,815
Etsy, Inc.(b)	631	103,945
Expedia Group, Inc.(b)	2,426	429,281
Ford Motor Co.(b)	775,116	11,262,435
Gap, Inc. (The)	36,392	1,217,312
Garmin Ltd.	2,677	380,776
General Motors Co.(b)	168,465	9,991,659
Genuine Parts Co.	12,059	1,581,176
Hanesbrands, Inc.	26,429	516,423
Hasbro, Inc.	4,672	448,372
Hilton Worldwide Holdings, Inc.(b)	2,809	351,883
Home Depot, Inc. (The)	39,397	12,564,097
L Brands, Inc.(b)	15,818	1,105,204
Las Vegas Sands Corp.(b)	4,693	271,021
Leggett & Platt, Inc.	7,074	389,282
Lennar Corp., Class A	20,776	2,057,032
LKQ Corp.(b)	21,987	1,120,458
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	42,497	$8,279,690
Marriott International, Inc., Class A(b)	5,742	824,436
McDonald’s Corp.	7,352	1,719,559
MGM Resorts International	10,782	462,224
Mohawk Industries, Inc.(b)	4,100	863,788
Newell Brands, Inc.	30,003	860,786
NIKE, Inc., Class B	22,232	3,033,779
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,389	108,109
NVR, Inc.(b)	134	654,889
O’Reilly Automotive, Inc.(b)	1,974	1,056,327
Penn National Gaming, Inc.(b)	2,231	182,875
Pool Corp.	943	411,667
PulteGroup, Inc.	18,687	1,079,922
PVH Corp.(b)	5,806	666,645
Ralph Lauren Corp.(b)	2,897	359,460
Ross Stores, Inc.	8,289	1,047,647
Royal Caribbean Cruises Ltd.(b)	1,985	185,141
Starbucks Corp.	17,444	1,986,523
Tapestry, Inc.(b)	8,479	380,622
Target Corp.	42,361	9,612,558
Tesla, Inc.(b)	3,702	2,314,564
TJX Cos., Inc. (The)	39,303	2,654,525
Tractor Supply Co.	5,060	919,402
Ulta Beauty, Inc.(b)	1,622	560,174
Under Armour, Inc., Class A(b)	7,795	176,011
Under Armour, Inc., Class C(b)	9,347	178,154
VF Corp.	9,004	717,799
Whirlpool Corp.	7,596	1,800,936
Wynn Resorts Ltd.(b)	1,238	163,255
Yum! Brands, Inc.	4,390	526,668
		140,176,261
Consumer Staples-13.20%
Altria Group, Inc.	34,778	1,711,773
Archer-Daniels-Midland Co.	90,037	5,990,162
Brown-Forman Corp., Class B	3,779	303,680
Campbell Soup Co.(c)	14,982	729,174
Church & Dwight Co., Inc.	4,787	410,390
Clorox Co. (The)	3,243	573,135
Coca-Cola Co. (The)	53,574	2,962,106
Colgate-Palmolive Co.	17,720	1,484,582
Conagra Brands, Inc.	25,229	961,225
Constellation Brands, Inc., Class A	3,025	725,153
Costco Wholesale Corp.	43,934	16,618,914
Estee Lauder Cos., Inc. (The), Class A	3,990	1,223,015
General Mills, Inc.	25,280	1,589,101
Hershey Co. (The)	4,354	753,460
Hormel Foods Corp.	16,232	787,901
JM Smucker Co. (The)	5,454	726,964
Kellogg Co.	18,440	1,207,636
Kimberly-Clark Corp.	11,640	1,520,533
Kraft Heinz Co. (The)	55,799	2,432,278
Kroger Co. (The)	304,465	11,259,116
Lamb Weston Holdings, Inc.	3,568	294,324
McCormick & Co., Inc.	5,237	466,407
Molson Coors Beverage Co., Class B(b)(c)	16,808	980,243
Mondelez International, Inc., Class A	37,959	2,411,535
Monster Beverage Corp.(b)	4,191	395,086
PepsiCo, Inc.	43,072	6,372,072
Philip Morris International, Inc.	26,746	2,579,117
Procter & Gamble Co. (The)	46,999	6,337,815
Sysco Corp.	44,934	3,639,654
Tyson Foods, Inc., Class A	46,285	3,679,657
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	216,668	$11,409,737
Walmart, Inc.	339,415	48,207,112
		140,743,057
Energy-4.86%
APA Corp.	16,953	352,622
Baker Hughes Co., Class A	69,001	1,683,624
Cabot Oil & Gas Corp.	6,082	99,745
Chevron Corp.	68,876	7,148,640
ConocoPhillips	25,753	1,435,472
Devon Energy Corp.	13,321	353,806
Diamondback Energy, Inc.	2,804	224,516
EOG Resources, Inc.	10,765	864,860
Exxon Mobil Corp.	234,131	13,666,227
Halliburton Co.	48,842	1,096,503
Hess Corp.	4,762	399,151
HollyFrontier Corp.	22,129	718,529
Kinder Morgan, Inc.	56,987	1,045,142
Marathon Oil Corp.	20,620	249,708
Marathon Petroleum Corp.	105,752	6,535,474
NOV, Inc.(b)	29,543	476,233
Occidental Petroleum Corp.	52,156	1,353,970
ONEOK, Inc.	13,470	710,408
Phillips 66	58,542	4,930,407
Pioneer Natural Resources Co.	3,444	524,142
Schlumberger Ltd.	66,075	2,070,130
Valero Energy Corp.	64,138	5,156,695
Williams Cos., Inc. (The)	26,183	689,660
		51,785,664
Financials-13.62%
Aflac, Inc.	34,700	1,966,796
Allstate Corp. (The)	31,571	4,312,914
American Express Co.	20,998	3,362,410
American International Group, Inc.	73,666	3,892,511
Ameriprise Financial, Inc.	4,372	1,136,020
Aon PLC, Class A(c)	3,947	1,000,051
Arthur J Gallagher & Co.	4,421	648,163
Assurant, Inc.	5,998	966,578
Bank of America Corp.	211,983	8,985,959
Bank of New York Mellon Corp. (The)	29,805	1,552,244
Berkshire Hathaway, Inc., Class B(b)	76,885	22,253,594
BlackRock, Inc.	1,934	1,696,195
Capital One Financial Corp.	19,390	3,117,524
Cboe Global Markets, Inc.	2,677	297,950
Charles Schwab Corp. (The)	14,543	1,074,001
Chubb Ltd.	16,830	2,860,932
Cincinnati Financial Corp.	5,710	694,964
Citigroup, Inc.	96,721	7,612,910
Citizens Financial Group, Inc.	12,909	644,159
CME Group, Inc., Class A	1,889	413,238
Comerica, Inc.	3,529	276,991
Discover Financial Services	10,290	1,206,605
Everest Re Group Ltd.	3,074	799,117
Fifth Third Bancorp	15,413	649,504
First Republic Bank	2,131	407,959
Franklin Resources, Inc.(c)	16,376	560,223
Globe Life, Inc.	3,806	401,229
Goldman Sachs Group, Inc. (The)	12,269	4,564,313
Hartford Financial Services Group, Inc. (The)	30,064	1,964,682
Huntington Bancshares, Inc.	24,255	384,684
Intercontinental Exchange, Inc.	5,373	606,504
Invesco Ltd.(d)	19,336	551,656
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	66,616	$10,941,012
KeyCorp	28,022	645,627
Lincoln National Corp.	22,535	1,572,718
Loews Corp.	19,812	1,156,625
M&T Bank Corp.	3,126	502,317
MarketAxess Holdings, Inc.	103	48,054
Marsh & McLennan Cos., Inc.	11,858	1,640,554
MetLife, Inc.	90,440	5,911,158
Moody’s Corp.	1,506	505,037
Morgan Stanley	63,307	5,757,772
MSCI, Inc.	354	165,718
Nasdaq, Inc.	3,152	527,834
Northern Trust Corp.	4,820	584,136
People’s United Financial, Inc.	9,755	184,467
PNC Financial Services Group, Inc. (The)	8,021	1,561,528
Principal Financial Group, Inc.	19,456	1,272,228
Progressive Corp. (The)	37,394	3,704,998
Prudential Financial, Inc.	49,501	5,295,122
Raymond James Financial, Inc.	5,715	757,752
Regions Financial Corp.	23,611	552,733
S&P Global, Inc.	1,748	663,314
State Street Corp.	11,022	958,694
SVB Financial Group(b)	597	347,985
Synchrony Financial	24,410	1,157,278
T. Rowe Price Group, Inc.	2,900	554,915
Travelers Cos., Inc. (The)	16,554	2,643,674
Truist Financial Corp.	32,805	2,026,693
U.S. Bancorp	34,236	2,080,864
Unum Group	36,809	1,139,975
W.R. Berkley Corp.	8,529	665,177
Wells Fargo & Co.	164,535	7,687,075
Willis Towers Watson PLC	3,417	893,067
Zions Bancorporation N.A.	4,052	234,530
		145,203,211
Health Care-19.50%
Abbott Laboratories	24,237	2,827,246
AbbVie, Inc.	34,533	3,909,136
ABIOMED, Inc.(b)	208	59,193
Agilent Technologies, Inc.	3,687	509,285
Alexion Pharmaceuticals, Inc.(b)	3,266	576,612
Align Technology, Inc.(b)	389	229,568
AmerisourceBergen Corp.	140,320	16,100,317
Amgen, Inc.	8,958	2,131,466
Anthem, Inc.	29,057	11,571,079
Baxter International, Inc.	12,157	998,333
Becton, Dickinson and Co.	6,212	1,502,621
Biogen, Inc.(b)	3,247	868,508
Bio-Rad Laboratories, Inc., Class A(b)	383	230,708
Boston Scientific Corp.(b)	20,730	882,061
Bristol-Myers Squibb Co.	57,171	3,757,278
Cardinal Health, Inc.	222,200	12,458,754
Catalent, Inc.(b)	2,670	279,896
Centene Corp.(b)	143,945	10,594,352
Cerner Corp.	6,277	491,175
Cigna Corp.	53,722	13,905,940
Cooper Cos., Inc. (The)	554	217,971
CVS Health Corp.	295,882	25,576,040
Danaher Corp.	8,439	2,161,565
DaVita, Inc.(b)	8,650	1,038,605
DENTSPLY SIRONA, Inc.	4,350	291,102
DexCom, Inc.(b)	471	173,983
Edwards Lifesciences Corp.(b)	4,352	417,357

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Eli Lilly and Co.	9,595	$1,916,505
Gilead Sciences, Inc.	32,496	2,148,311
HCA Healthcare, Inc.	22,162	4,760,176
Henry Schein, Inc.(b)	12,224	929,513
Hologic, Inc.(b)	5,203	328,101
Humana, Inc.	15,440	6,758,088
IDEXX Laboratories, Inc.(b)	456	254,498
Illumina, Inc.(b)	659	267,317
Incyte Corp.(b)	2,747	230,144
Intuitive Surgical, Inc.(b)	479	403,404
IQVIA Holdings, Inc.(b)	4,949	1,188,552
Johnson & Johnson	42,110	7,127,117
Laboratory Corp. of America Holdings(b)	4,749	1,303,506
McKesson Corp.	103,171	19,849,069
Medtronic PLC	19,085	2,415,970
Merck & Co., Inc.	52,261	3,966,087
Mettler-Toledo International, Inc.(b)	242	314,830
PerkinElmer, Inc.	2,487	360,789
Perrigo Co. PLC	10,011	461,908
Pfizer, Inc.	111,134	4,304,220
Quest Diagnostics, Inc.	6,291	828,336
Regeneron Pharmaceuticals, Inc.(b)	1,476	741,587
ResMed, Inc.	1,347	277,280
STERIS PLC(c)	1,340	255,752
Stryker Corp.	4,830	1,232,954
Teleflex, Inc.	510	205,117
Thermo Fisher Scientific, Inc.	5,845	2,744,227
UnitedHealth Group, Inc.	58,804	24,222,544
Universal Health Services, Inc., Class B(b)	6,829	1,090,113
Vertex Pharmaceuticals, Inc.(b)	2,351	490,489
Viatris, Inc.	67,536	1,029,249
Waters Corp.(b)	708	228,153
West Pharmaceutical Services, Inc.	633	219,974
Zimmer Biomet Holdings, Inc.	3,494	588,145
Zoetis, Inc.	3,549	627,037
		207,829,213
Industrials-10.25%
3M Co.	14,146	2,872,204
A.O. Smith Corp.	3,645	259,050
Alaska Air Group, Inc.(b)	4,256	294,515
Allegion PLC	1,876	263,540
American Airlines Group, Inc.(b)(c)	60,258	1,460,654
AMETEK, Inc.	3,026	408,813
Boeing Co. (The)(b)	17,614	4,351,010
C.H. Robinson Worldwide, Inc.	13,726	1,331,696
Carrier Global Corp.	35,802	1,644,386
Caterpillar, Inc.	14,830	3,575,216
Cintas Corp.	1,579	558,240
Copart, Inc.(b)	1,690	218,027
CSX Corp.	9,160	917,099
Cummins, Inc.	5,880	1,512,806
Deere & Co.	8,157	2,945,493
Delta Air Lines, Inc.(b)	27,870	1,328,842
Dover Corp.	4,021	605,160
Eaton Corp. PLC	10,328	1,500,142
Emerson Electric Co.	14,809	1,417,073
Equifax, Inc.	1,955	459,503
Expeditors International of Washington, Inc.	8,174	1,027,390
Fastenal Co.	9,730	516,079
FedEx Corp.	22,492	7,080,706
Fortive Corp.	7,835	568,194
Fortune Brands Home & Security, Inc.	5,534	570,887
	Shares	Value
Industrials-(continued)
Generac Holdings, Inc.(b)	611	$200,848
General Dynamics Corp.	17,556	3,334,060
General Electric Co.	516,676	7,264,465
Honeywell International, Inc.	12,432	2,870,673
Howmet Aerospace, Inc.(b)	17,620	625,158
Huntington Ingalls Industries, Inc.	3,903	843,868
IDEX Corp.	967	215,312
IHS Markit Ltd.	3,673	386,804
Illinois Tool Works, Inc.	4,722	1,094,371
Ingersoll Rand, Inc.(b)	8,040	399,106
J.B. Hunt Transport Services, Inc.	4,799	823,220
Jacobs Engineering Group, Inc.	8,687	1,234,249
Johnson Controls International PLC	29,013	1,930,525
Kansas City Southern	999	297,382
L3Harris Technologies, Inc.	7,685	1,675,791
Leidos Holdings, Inc.	10,513	1,080,211
Lockheed Martin Corp.	15,648	5,980,666
Masco Corp.	10,274	619,625
Nielsen Holdings PLC	19,543	531,765
Norfolk Southern Corp.	3,054	857,869
Northrop Grumman Corp.	9,940	3,636,748
Old Dominion Freight Line, Inc.	1,402	372,161
Otis Worldwide Corp.	15,689	1,228,919
PACCAR, Inc.	15,690	1,436,576
Parker-Hannifin Corp.	3,522	1,085,304
Pentair PLC	4,128	284,708
Quanta Services, Inc.	10,279	980,103
Raytheon Technologies Corp.	65,900	5,845,989
Republic Services, Inc.	8,576	936,328
Robert Half International, Inc.	5,301	470,676
Rockwell Automation, Inc.	1,894	499,486
Rollins, Inc.	5,306	180,882
Roper Technologies, Inc.	1,161	522,462
Snap-on, Inc.	1,493	380,148
Southwest Airlines Co.(b)	12,057	741,023
Stanley Black & Decker, Inc.	6,204	1,345,027
Teledyne Technologies, Inc.(b)	627	263,008
Textron, Inc.	17,197	1,177,479
Trane Technologies PLC	6,201	1,155,866
TransDigm Group, Inc.(b)	620	402,281
Union Pacific Corp.	7,413	1,665,923
United Airlines Holdings, Inc.(b)(c)	22,165	1,293,328
United Parcel Service, Inc., Class B	40,973	8,792,806
United Rentals, Inc.(b)	2,188	730,704
Verisk Analytics, Inc.	1,309	226,234
W.W. Grainger, Inc.	2,420	1,118,427
Wabtec Corp.	7,868	651,156
Waste Management, Inc.	10,157	1,428,887
Xylem, Inc.	3,890	459,487
		109,264,819
Information Technology-10.88%
Accenture PLC, Class A	13,778	3,887,600
Adobe, Inc.(b)	2,349	1,185,258
Advanced Micro Devices, Inc.(b)	9,783	783,423
Akamai Technologies, Inc.(b)	2,672	305,169
Amphenol Corp., Class A	10,898	732,999
Analog Devices, Inc.	3,194	525,732
ANSYS, Inc.(b)	466	157,480
Apple, Inc.	197,772	24,644,369
Applied Materials, Inc.	12,943	1,787,817
Arista Networks, Inc.(b)	669	227,045
Autodesk, Inc.(b)	1,147	327,881

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Automatic Data Processing, Inc.	6,476	$1,269,426
Broadcom, Inc.	4,451	2,102,341
Broadridge Financial Solutions, Inc.	2,728	435,061
Cadence Design Systems, Inc.(b)	1,733	220,074
CDW Corp.	9,380	1,551,640
Cisco Systems, Inc.	80,174	4,241,205
Citrix Systems, Inc.	1,958	225,092
Cognizant Technology Solutions Corp., Class A	17,383	1,243,927
Corning, Inc.	22,536	983,246
DXC Technology Co.(b)	50,810	1,926,715
Enphase Energy, Inc.(b)	365	52,213
F5 Networks, Inc.(b)	1,009	187,099
Fidelity National Information Services, Inc.	6,966	1,037,795
Fiserv, Inc.(b)	9,720	1,119,744
FleetCor Technologies, Inc.(b)	679	186,345
Fortinet, Inc.(b)	1,134	247,824
Gartner, Inc.(b)	1,784	413,603
Global Payments, Inc.	2,817	545,681
Hewlett Packard Enterprise Co.	138,270	2,206,789
HP, Inc.	155,131	4,534,479
Intel Corp.	100,795	5,757,410
International Business Machines Corp.	46,974	6,752,043
Intuit, Inc.	1,589	697,714
IPG Photonics Corp.(b)	442	92,493
Jack Henry & Associates, Inc.	934	143,976
Juniper Networks, Inc.	14,220	374,413
Keysight Technologies, Inc.(b)	2,559	364,350
KLA Corp.	1,678	531,741
Lam Research Corp.	1,840	1,195,724
Mastercard, Inc., Class A	3,275	1,180,899
Maxim Integrated Products, Inc.	2,180	222,382
Microchip Technology, Inc.	2,916	457,666
Micron Technology, Inc.(b)	20,409	1,717,213
Microsoft Corp.	52,962	13,223,552
Monolithic Power Systems, Inc.	198	67,938
Motorola Solutions, Inc.	3,366	691,073
NetApp, Inc.	6,717	519,694
NortonLifeLock, Inc.	9,416	260,447
NVIDIA Corp.	2,644	1,718,018
NXP Semiconductors N.V. (China)	3,822	808,047
Oracle Corp.	47,882	3,770,229
Paychex, Inc.	3,391	342,966
Paycom Software, Inc.(b)	170	56,032
PayPal Holdings, Inc.(b)	6,951	1,807,399
Qorvo, Inc.(b)	1,754	320,491
QUALCOMM, Inc.	16,677	2,243,724
salesforce.com, inc.(b)	8,130	1,935,753
Seagate Technology Holdings PLC (Ireland)	10,783	1,032,472
ServiceNow, Inc.(b)	742	351,619
Skyworks Solutions, Inc.	1,864	316,880
Synopsys, Inc.(b)	1,343	341,579
TE Connectivity Ltd.	7,741	1,050,299
Teradyne, Inc.	2,249	297,655
Texas Instruments, Inc.	6,772	1,285,461
Trimble, Inc.(b)	3,460	269,153
Tyler Technologies, Inc.(b)	210	84,664
VeriSign, Inc.(b)	522	114,798
Visa, Inc., Class A	7,842	1,782,487
Western Digital Corp.(b)	19,394	1,459,011
Western Union Co. (The)	15,893	388,902
	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	1,965	$249,555
Zebra Technologies Corp., Class A(b)	773	384,220
		115,957,214
Materials-3.05%
Air Products and Chemicals, Inc.	2,677	802,190
Albemarle Corp.	1,646	275,014
Amcor PLC	86,147	1,016,535
Avery Dennison Corp.	3,134	691,141
Ball Corp.	11,293	927,833
Celanese Corp.	3,093	511,737
CF Industries Holdings, Inc.	6,821	362,673
Corteva, Inc.	24,640	1,121,120
Dow, Inc.	48,900	3,345,738
DuPont de Nemours, Inc.	21,505	1,819,108
Eastman Chemical Co.	5,859	734,719
Ecolab, Inc.	4,668	1,003,993
FMC Corp.	3,425	399,663
Freeport-McMoRan, Inc.	30,121	1,286,769
International Flavors & Fragrances, Inc.	3,054	432,660
International Paper Co.	30,945	1,952,629
Linde PLC (United Kingdom)	8,292	2,492,575
LyondellBasell Industries N.V., Class A	20,738	2,335,514
Martin Marietta Materials, Inc.	1,135	412,743
Mosaic Co. (The)	21,258	768,264
Newmont Corp.	15,710	1,154,371
Nucor Corp.	23,459	2,405,486
Packaging Corp. of America	3,945	586,424
PPG Industries, Inc.	7,721	1,387,618
Sealed Air Corp.	8,634	490,929
Sherwin-Williams Co. (The)	6,324	1,793,044
Vulcan Materials Co.	2,317	424,752
Westrock Co.	27,654	1,612,781
		32,548,023
Real Estate-0.92%
Alexandria Real Estate Equities, Inc.	942	167,921
American Tower Corp.	3,028	773,533
AvalonBay Communities, Inc.	987	204,250
Boston Properties, Inc.	2,083	244,878
CBRE Group, Inc., Class A(b)	24,410	2,142,710
Crown Castle International Corp.	2,984	565,468
Digital Realty Trust, Inc.	2,361	357,833
Duke Realty Corp.	1,969	91,480
Equinix, Inc.	720	530,438
Equity Residential	2,810	217,635
Essex Property Trust, Inc.	407	120,183
Extra Space Storage, Inc.	809	121,196
Federal Realty Investment Trust	613	70,091
Healthpeak Properties, Inc.	5,639	188,230
Host Hotels & Resorts, Inc.(b)	7,629	130,990
Iron Mountain, Inc.	9,145	398,173
Kimco Realty Corp.	6,985	148,850
Mid-America Apartment Communities, Inc.	969	155,718
Prologis, Inc.	3,554	418,803
Public Storage	979	276,548
Realty Income Corp.	2,151	147,128
Regency Centers Corp.	1,346	86,952
SBA Communications Corp., Class A	643	191,691
Simon Property Group, Inc.	3,188	409,626
UDR, Inc.	2,432	115,836
Ventas, Inc.	5,562	308,413
Vornado Realty Trust(c)	3,122	147,608

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	5,051	$377,663
Weyerhaeuser Co.	17,044	646,990
		9,756,835
Utilities-2.41%
AES Corp. (The)	27,605	701,443
Alliant Energy Corp.	5,415	309,467
Ameren Corp.	6,098	513,452
American Electric Power Co., Inc.	14,941	1,284,926
American Water Works Co., Inc.	2,209	342,439
Atmos Energy Corp.	2,530	250,900
CenterPoint Energy, Inc.	27,430	693,979
CMS Energy Corp.	9,418	590,885
Consolidated Edison, Inc.	14,001	1,081,437
Dominion Energy, Inc.	16,762	1,276,259
DTE Energy Co.	7,841	1,081,980
Duke Energy Corp.	21,211	2,125,766
Edison International	18,942	1,058,290
Entergy Corp.	8,459	890,394
Evergy, Inc.	6,917	428,785
Eversource Energy	8,800	714,472
Exelon Corp.	64,160	2,894,899
FirstEnergy Corp.	25,097	951,427
NextEra Energy, Inc.	18,486	1,353,545
NiSource, Inc.	16,853	429,751
NRG Energy, Inc.	17,473	561,757
Pinnacle West Capital Corp.	3,707	313,538
PPL Corp.	22,301	649,182
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	13,096	$813,524
Sempra Energy	7,148	968,483
Southern Co. (The)	27,477	1,756,330
WEC Energy Group, Inc.	6,658	625,253
Xcel Energy, Inc.	15,073	1,068,374
		25,730,937
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $783,628,736)		1,064,663,202
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.41%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,726,513	1,726,513
Invesco Private Prime Fund, 0.09%(d)(e)(f)	2,588,733	2,589,769
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,316,282)		4,316,282
TOTAL INVESTMENTS IN SECURITIES-100.29% (Cost $787,945,018)		1,068,979,484
OTHER ASSETS LESS LIABILITIES-(0.29)%		(3,064,620)
NET ASSETS-100.00%		$1,065,914,864

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Ltd.	$363,222	$105,512	$(427,299)	$562,426	$(52,205)	$551,656	$12,380
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	13,788,958	(13,788,958)	-	-	-	76
Invesco Premier U.S. Government Money Portfolio, Institutional Class	319,347	2,836,687	(3,156,034)	-	-	-	9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,397,010	23,601,505	(24,272,002)	-	-	1,726,513	299*
Invesco Private Prime Fund	799,024	27,486,785	(25,696,350)	-	310	2,589,769	1,882*
Total	$3,878,603	$67,819,447	$(67,340,643)	$562,426	$(51,895)	$4,867,938	$14,646

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.21%
Cable One, Inc.	221	$401,239
Cinemark Holdings, Inc.(b)(c)	8,743	198,116
Iridium Communications, Inc.(b)	4,345	166,023
John Wiley & Sons, Inc., Class A	10,890	690,208
New York Times Co. (The), Class A	10,912	467,252
TEGNA, Inc.	41,977	813,934
Telephone & Data Systems, Inc.	71,642	1,842,632
TripAdvisor, Inc.(b)(c)	3,103	134,825
World Wrestling Entertainment, Inc., Class A(c)	5,262	293,830
Yelp, Inc.(b)	6,425	257,707
		5,265,766
Consumer Discretionary-20.59%
Adient PLC(b)	82,445	4,127,197
Adtalem Global Education, Inc.(b)	8,035	292,313
American Eagle Outfitters, Inc.(c)	39,355	1,394,348
AutoNation, Inc.(b)	71,191	7,270,737
Boyd Gaming Corp.(b)	10,561	680,023
Brunswick Corp.	13,076	1,336,759
Capri Holdings Ltd.(b)	23,419	1,328,091
Carter’s, Inc.	10,689	1,092,843
Choice Hotels International, Inc.(b)	2,234	270,113
Churchill Downs, Inc.	1,297	258,790
Columbia Sportswear Co.	7,378	757,942
Cracker Barrel Old Country Store, Inc.	4,045	637,977
Dana, Inc.	82,367	2,234,617
Deckers Outdoor Corp.(b)	2,239	751,050
Dick’s Sporting Goods, Inc.	37,290	3,636,894
Five Below, Inc.(b)	2,913	536,342
Foot Locker, Inc.	40,879	2,587,232
Fox Factory Holding Corp.(b)	2,008	312,204
Gentex Corp.	14,123	501,366
Goodyear Tire & Rubber Co. (The)(b)	210,889	4,181,929
Graham Holdings Co., Class B	1,500	993,810
Grand Canyon Education, Inc.(b)	2,437	221,621
Grubhub, Inc.(b)	8,335	501,017
H&R Block, Inc.	45,485	1,128,938
Harley-Davidson, Inc.	32,625	1,581,334
Helen of Troy Ltd.(b)(c)	2,781	585,345
Jack in the Box, Inc.	3,082	350,115
KB Home	29,668	1,388,759
Kohl’s Corp.	82,079	4,554,564
Lear Corp.	28,075	5,428,582
Lithia Motors, Inc., Class A	10,308	3,628,313
Marriott Vacations Worldwide Corp.(b)	4,759	819,928
Mattel, Inc.(b)	68,084	1,444,062
Murphy USA, Inc.	27,112	3,654,969
Nordstrom, Inc.(b)(c)	80,597	2,703,223
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,909	510,774
Papa John’s International, Inc.	6,433	604,380
Polaris, Inc.	15,957	2,093,877
RH(b)(c)	1,783	1,142,992
Scientific Games Corp.(b)	16,934	1,228,392
Service Corp. International	22,620	1,199,312
Six Flags Entertainment Corp.(b)	2,188	99,401
Skechers U.S.A., Inc., Class A(b)	36,512	1,734,320
Strategic Education, Inc.	3,558	252,049
Taylor Morrison Home Corp., Class A(b)	65,092	1,928,025
Tempur Sealy International, Inc.	30,030	1,156,155
Texas Roadhouse, Inc.(b)	7,606	766,000
Thor Industries, Inc.	18,851	2,318,673
Toll Brothers, Inc.	41,012	2,675,623
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	4,237	$839,138
Travel + Leisure Co.	12,437	810,271
Tri Pointe Homes, Inc.(b)	50,317	1,213,646
Urban Outfitters, Inc.(b)	26,798	1,049,410
Visteon Corp.(b)	6,160	754,354
Wendy’s Co. (The)	26,207	608,526
Williams-Sonoma, Inc.	14,594	2,474,267
Wingstop, Inc.	592	84,467
WW International, Inc.(b)(c)	11,867	466,373
Wyndham Hotels & Resorts, Inc.	5,822	436,999
YETI Holdings, Inc.(b)	4,735	414,786
		90,035,557
Consumer Staples-6.43%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	113,399	5,079,141
Boston Beer Co., Inc. (The), Class A(b)	501	530,138
Casey’s General Stores, Inc.	12,638	2,790,976
Coty, Inc., Class A(b)(c)	160,749	1,432,274
Darling Ingredients, Inc.(b)	14,197	971,927
Energizer Holdings, Inc.	18,444	849,162
Flowers Foods, Inc.	58,578	1,411,144
Grocery Outlet Holding Corp.(b)(c)	26,488	902,446
Hain Celestial Group, Inc. (The)(b)	14,750	601,210
Ingredion, Inc.	20,205	1,918,061
Lancaster Colony Corp.	2,284	426,354
Nu Skin Enterprises, Inc., Class A	15,260	918,042
Pilgrim’s Pride Corp.(b)	148,082	3,559,891
Post Holdings, Inc.(b)	17,398	2,009,991
Sanderson Farms, Inc.	6,936	1,128,834
Sprouts Farmers Market, Inc.(b)	82,446	2,193,064
Tootsie Roll Industries, Inc.(c)	4,156	130,041
TreeHouse Foods, Inc.(b)	25,726	1,253,113
		28,105,809
Energy-2.03%
Antero Midstream Corp.	33,261	319,306
ChampionX Corp.(b)	23,490	622,485
Cimarex Energy Co.	7,400	501,350
CNX Resources Corp.(b)(c)	28,474	387,816
EQT Corp.(b)	29,821	622,662
Equitrans Midstream Corp.	58,097	478,719
Murphy Oil Corp.	26,864	582,680
World Fuel Services Corp.	174,941	5,375,937
		8,890,955
Financials-12.73%
Affiliated Managers Group, Inc.	4,322	708,808
Alleghany Corp.(b)	4,288	3,072,652
American Financial Group, Inc.	20,579	2,738,242
Associated Banc-Corp.	18,382	422,602
BancorpSouth Bank	10,147	310,295
Bank of Hawaii Corp.	2,302	206,582
Bank OZK	8,081	345,140
Brighthouse Financial, Inc.(b)	59,302	2,885,635
Brown & Brown, Inc.	17,294	908,281
Cathay General Bancorp	5,237	218,278
CIT Group, Inc.	17,909	948,819
CNO Financial Group, Inc.	45,404	1,205,930
Commerce Bancshares, Inc.	5,422	422,265
Cullen/Frost Bankers, Inc.	3,897	470,407
East West Bancorp, Inc.	7,113	531,910
Essent Group Ltd.	6,285	300,674
Evercore, Inc., Class A	5,058	737,760
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
F.N.B. Corp.	32,557	$436,589
FactSet Research Systems, Inc.	1,506	503,546
Federated Hermes, Inc., Class B	14,401	457,952
First American Financial Corp.	37,813	2,431,754
First Financial Bankshares, Inc.(c)	3,040	153,064
First Horizon Corp.	59,918	1,142,636
FirstCash, Inc.	7,373	587,776
Fulton Financial Corp.	16,720	289,758
Glacier Bancorp, Inc.	3,724	216,923
Hancock Whitney Corp.	9,515	471,088
Hanover Insurance Group, Inc. (The)	11,736	1,637,055
Home BancShares, Inc.	8,609	235,542
Interactive Brokers Group, Inc., Class A	9,799	659,081
International Bancshares Corp.	3,466	160,822
Janus Henderson Group PLC	22,881	881,147
Jefferies Financial Group, Inc.	64,940	2,086,522
Kemper Corp.	20,214	1,513,422
Kinsale Capital Group, Inc.	828	137,829
LendingTree, Inc.(b)(c)	1,174	240,964
Mercury General Corp.	18,506	1,176,982
MGIC Investment Corp.	28,294	416,488
Navient Corp.	86,235	1,575,513
New York Community Bancorp, Inc.	43,961	526,213
Old Republic International Corp.	100,654	2,643,174
PacWest Bancorp	9,475	427,986
Pinnacle Financial Partners, Inc.	4,235	385,046
Primerica, Inc.	4,619	749,248
PROG Holdings, Inc.	23,823	1,255,949
Prosperity Bancshares, Inc.	4,908	369,327
Reinsurance Group of America, Inc.	35,182	4,433,988
RenaissanceRe Holdings Ltd. (Bermuda)	9,703	1,495,426
RLI Corp.	2,578	271,927
SEI Investments Co.	8,652	548,883
Selective Insurance Group, Inc.	11,847	891,724
Signature Bank	2,617	653,596
SLM Corp.	41,488	840,132
Sterling Bancorp	14,267	380,073
Stifel Financial Corp.	17,657	1,223,277
Synovus Financial Corp.	14,449	709,735
TCF Financial Corp.	14,281	678,348
Texas Capital Bancshares, Inc.(b)	4,284	295,082
Trustmark Corp.	5,808	194,858
UMB Financial Corp.	4,386	424,170
Umpqua Holdings Corp.	23,179	442,255
United Bankshares, Inc.	8,536	351,598
Valley National Bancorp	34,276	490,832
Washington Federal, Inc.	6,095	203,207
Webster Financial Corp.	6,309	357,594
Wintrust Financial Corp.	7,201	579,104
		55,669,485
Health Care-6.76%
Acadia Healthcare Co., Inc.(b)	15,073	970,098
Amedisys, Inc.(b)	2,410	622,672
Arrowhead Pharmaceuticals, Inc.(b)	306	22,216
Bio-Techne Corp.	658	272,300
Cantel Medical Corp.(b)	4,225	343,619
Chemed Corp.	1,441	708,021
Emergent BioSolutions, Inc.(b)	5,323	322,840
Encompass Health Corp.	18,095	1,552,370
Exelixis, Inc.(b)	13,092	295,225
Globus Medical, Inc., Class A(b)	3,911	281,827
Haemonetics Corp.(b)	2,330	131,552
	Shares	Value
Health Care-(continued)
Halozyme Therapeutics, Inc.(b)	1,886	$78,099
HealthEquity, Inc.(b)	2,910	241,879
Hill-Rom Holdings, Inc.	8,383	932,860
ICU Medical, Inc.(b)	1,925	400,515
Integra LifeSciences Holdings Corp.(b)	6,242	431,010
Jazz Pharmaceuticals PLC(b)	4,370	778,428
LHC Group, Inc.(b)	3,284	646,455
Ligand Pharmaceuticals, Inc.(b)(c)	328	38,606
LivaNova PLC(b)(c)	3,709	309,850
Masimo Corp.(b)	1,527	329,221
Medpace Holdings, Inc.(b)	1,798	300,374
Molina Healthcare, Inc.(b)	25,808	6,487,099
Nektar Therapeutics(b)(c)	1,943	35,110
Neogen Corp.(b)	1,568	144,742
NuVasive, Inc.(b)	4,969	338,886
Patterson Cos., Inc.	55,231	1,797,217
Penumbra, Inc.(b)	626	155,943
PRA Health Sciences, Inc.(b)	6,726	1,149,608
Quidel Corp.(b)(c)	3,774	445,747
Repligen Corp.(b)	574	104,818
STAAR Surgical Co.(b)(c)	558	81,485
Syneos Health, Inc.(b)	18,642	1,638,632
Tenet Healthcare Corp.(b)	99,184	6,636,401
United Therapeutics Corp.(b)	2,884	536,135
		29,561,860
Industrials-21.65%
Acuity Brands, Inc.	7,266	1,349,659
AECOM(b)	66,083	4,296,056
AGCO Corp.	20,563	2,845,302
ASGN, Inc.(b)	12,290	1,266,976
Avis Budget Group, Inc.(b)(c)	24,449	2,147,111
Axon Enterprise, Inc.(b)	1,386	194,858
Brink’s Co. (The)	13,929	1,050,386
Builders FirstSource, Inc.(b)(c)	57,001	2,538,825
CACI International, Inc., Class A(b)	7,567	1,929,282
Carlisle Cos., Inc.	8,317	1,599,525
Clean Harbors, Inc.(b)	10,876	1,012,556
Colfax Corp.(b)	19,041	841,612
CoreLogic, Inc.	7,151	568,505
Crane Co.	9,729	929,022
Curtiss-Wright Corp.	5,971	748,286
Donaldson Co., Inc.	12,923	795,928
Dycom Industries, Inc.(b)	9,909	742,382
EMCOR Group, Inc.	23,736	2,993,347
EnerSys	9,010	849,102
Flowserve Corp.	28,081	1,190,354
Fluor Corp.(b)(c)	209,839	3,882,021
FTI Consulting, Inc.(b)(c)	6,075	835,616
GATX Corp.(c)	3,736	368,594
Graco, Inc.	7,371	558,132
Healthcare Services Group, Inc.	18,513	555,205
Herman Miller, Inc.	17,466	834,875
Hexcel Corp.(b)	7,899	469,675
Hubbell, Inc.	6,957	1,326,283
IAA, Inc.(b)	7,464	425,224
Insperity, Inc.	14,036	1,293,979
ITT, Inc.	8,622	809,606
JetBlue Airways Corp.(b)	44,813	900,741
KAR Auction Services, Inc.(b)(c)	41,502	744,546
KBR, Inc.	53,334	2,172,827
Kennametal, Inc.	12,652	474,577
Kirby Corp.(b)	9,764	637,882

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Knight-Swift Transportation Holdings, Inc.	31,625	$1,509,461
Landstar System, Inc.	7,845	1,337,573
Lennox International, Inc.	3,793	1,327,284
Lincoln Electric Holdings, Inc.	6,669	857,500
ManpowerGroup, Inc.	53,808	6,510,230
MasTec, Inc.(b)(c)	19,898	2,314,734
Mercury Systems, Inc.(b)	3,918	256,433
Middleby Corp. (The)(b)	4,606	756,674
MSA Safety, Inc.	2,526	424,520
MSC Industrial Direct Co., Inc., Class A	10,665	1,006,776
Nordson Corp.	3,313	734,459
nVent Electric PLC	21,047	684,869
Oshkosh Corp.	18,100	2,379,064
Owens Corning	24,943	2,660,171
Regal Beloit Corp.	5,883	836,739
Ryder System, Inc.	33,865	2,769,818
Science Applications International Corp.	22,773	2,046,382
Simpson Manufacturing Co., Inc.	3,704	416,033
Stericycle, Inc.(b)	12,096	950,262
Sunrun, Inc.(b)	4,586	205,086
Terex Corp.	20,179	1,056,774
Tetra Tech, Inc.	6,877	821,595
Timken Co. (The)	13,238	1,170,901
Toro Co. (The)	10,354	1,150,226
Trex Co., Inc.(b)(c)	2,833	275,963
Trinity Industries, Inc.(c)	20,640	573,379
Univar Solutions, Inc.(b)	119,558	3,238,826
Valmont Industries, Inc.	3,623	898,504
Watsco, Inc.	6,349	1,850,099
Werner Enterprises, Inc.	15,516	744,613
Woodward, Inc.	5,924	753,414
XPO Logistics, Inc.(b)	40,436	5,941,261
		94,638,480
Information Technology-14.29%
ACI Worldwide, Inc.(b)	9,809	375,292
Alliance Data Systems Corp.	12,771	1,545,930
Amkor Technology, Inc.	69,620	1,468,982
Arrow Electronics, Inc.(b)	84,689	10,190,627
Avnet, Inc.	140,986	6,211,843
Belden, Inc.	12,703	642,772
Blackbaud, Inc.(b)	3,834	271,026
Brooks Automation, Inc.	3,433	350,475
CDK Global, Inc.	11,025	577,049
Ceridian HCM Holding, Inc.(b)	2,981	266,680
Ciena Corp.(b)	19,707	1,041,909
Cirrus Logic, Inc.(b)	5,435	424,310
CMC Materials, Inc.	2,038	314,525
Cognex Corp.	3,089	245,236
Coherent, Inc.(b)	1,538	403,894
CommVault Systems, Inc.(b)	3,202	243,896
Concentrix Corp.(b)	11,645	1,778,424
Cree, Inc.(b)(c)	2,130	213,021
Fair Isaac Corp.(b)	877	443,815
First Solar, Inc.(b)	10,240	779,366
II-VI, Inc.(b)(c)	12,520	843,472
J2 Global, Inc.(b)(c)	3,848	479,191
Jabil, Inc.	177,121	9,998,481
Littelfuse, Inc.	1,656	432,613
LiveRamp Holdings, Inc.(b)	2,373	119,220
Lumentum Holdings, Inc.(b)(c)	5,933	482,768
Manhattan Associates, Inc.(b)	1,474	200,435
Maximus, Inc.	12,796	1,185,805
	Shares	Value
Information Technology-(continued)
MKS Instruments, Inc.	4,350	$818,801
National Instruments Corp.	9,255	377,604
NCR Corp.(b)	52,321	2,521,872
NetScout Systems, Inc.(b)	8,922	262,307
Paylocity Holding Corp.(b)	984	167,113
Qualys, Inc.(b)(c)	1,104	106,735
Sabre Corp.(b)(c)	25,332	350,848
SailPoint Technologies Holding, Inc.(b)(c)	2,005	93,293
Semtech Corp.(b)	2,535	159,705
Silicon Laboratories, Inc.(b)	1,861	254,138
SolarEdge Technologies, Inc.(b)	1,539	397,077
Synaptics, Inc.(b)	2,915	368,252
SYNNEX Corp.	74,700	9,457,020
Teradata Corp.(b)(c)	13,230	633,320
Universal Display Corp.	589	127,142
ViaSat, Inc.(b)	12,612	670,706
Vishay Intertechnology, Inc.	31,433	756,592
Vontier Corp.(b)	31,148	1,092,672
WEX, Inc.(b)	2,195	430,023
Xerox Holdings Corp.	81,296	1,906,391
		62,482,668
Materials-8.24%
AptarGroup, Inc.	6,494	956,631
Ashland Global Holdings, Inc.	8,030	761,565
Avient Corp.	20,000	1,039,600
Cabot Corp.	15,382	977,988
Chemours Co. (The)	53,884	1,936,052
Cleveland-Cliffs, Inc.(b)(c)	92,899	1,869,128
Commercial Metals Co.	58,029	1,826,173
Compass Minerals International, Inc.	6,249	436,805
Eagle Materials, Inc.	3,712	544,773
Greif, Inc., Class A	24,019	1,482,212
Ingevity Corp.(b)	4,831	397,640
Louisiana-Pacific Corp.	16,585	1,114,678
Minerals Technologies, Inc.	6,235	542,445
NewMarket Corp.	1,618	555,346
Olin Corp.	53,806	2,630,575
Reliance Steel & Aluminum Co.	17,945	3,016,016
Royal Gold, Inc.	1,574	194,814
RPM International, Inc.	20,376	1,905,767
Scotts Miracle-Gro Co. (The)	6,257	1,360,084
Sensient Technologies Corp.	5,144	446,242
Silgan Holdings, Inc.	36,497	1,537,619
Sonoco Products Co.(c)	26,015	1,756,533
Steel Dynamics, Inc.	60,716	3,790,500
United States Steel Corp.(c)	125,421	3,252,167
Valvoline, Inc.	27,846	918,918
Worthington Industries, Inc.	11,958	793,652
		36,043,923
Real Estate-3.38%
American Campus Communities, Inc.	6,172	291,072
Apartment Income REIT Corp.	4,842	225,540
Brixmor Property Group, Inc.	15,383	349,348
Camden Property Trust	3,091	387,550
CoreSite Realty Corp.	1,610	195,213
Corporate Office Properties Trust	6,687	184,561
Cousins Properties, Inc.	6,292	233,370
CyrusOne, Inc.	4,842	357,098
Douglas Emmett, Inc.	7,715	267,865
EastGroup Properties, Inc.	805	127,254
EPR Properties(b)	2,568	126,217

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
First Industrial Realty Trust, Inc.	3,037	$153,794
Healthcare Realty Trust, Inc.	4,984	151,215
Highwoods Properties, Inc.	5,207	237,856
Hudson Pacific Properties, Inc.	8,795	254,967
JBG SMITH Properties	5,505	177,316
Jones Lang LaSalle, Inc.(b)	29,504	5,967,184
Kilroy Realty Corp.	4,015	281,893
Lamar Advertising Co., Class A	5,098	534,372
Life Storage, Inc.	2,195	218,271
Macerich Co. (The)(c)	17,545	279,141
Medical Properties Trust, Inc.	17,596	372,507
National Retail Properties, Inc.	4,700	217,845
Omega Healthcare Investors, Inc.	7,145	261,650
Park Hotels & Resorts, Inc.(b)	11,545	240,021
Pebblebrook Hotel Trust(c)	5,761	128,758
Physicians Realty Trust	7,557	137,008
PotlatchDeltic Corp.	5,927	356,805
PS Business Parks, Inc.	827	128,152
Rayonier, Inc.	7,891	301,357
Rexford Industrial Realty, Inc.(c)	2,024	111,786
Sabra Health Care REIT, Inc.	10,079	176,080
Service Properties Trust	28,858	362,457
SL Green Realty Corp.	4,106	325,277
Spirit Realty Capital, Inc.	3,446	162,858
STORE Capital Corp.	6,353	218,543
Urban Edge Properties	5,466	105,767
Weingarten Realty Investors	4,825	158,115
		14,766,083
Utilities-2.61%
ALLETE, Inc.	5,165	355,817
Black Hills Corp.	8,003	526,517
Essential Utilities, Inc.	10,428	498,458
Hawaiian Electric Industries, Inc.	19,899	856,652
IDACORP, Inc.	4,300	421,185
MDU Resources Group, Inc.	54,765	1,843,390
National Fuel Gas Co.	9,041	469,138
	Shares	Value
Utilities-(continued)
New Jersey Resources Corp.	13,420	$573,302
NorthWestern Corp.	5,883	372,688
OGE Energy Corp.	20,679	713,426
ONE Gas, Inc.	6,313	469,182
PNM Resources, Inc.	9,785	480,639
Southwest Gas Holdings, Inc.	15,659	1,033,651
Spire, Inc.	7,420	531,717
UGI Corp.	49,542	2,281,409
		11,427,171
Total Common Stocks & Other Equity Interests (Cost $338,502,314)		436,887,757
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $26,615)	26,615	26,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $338,528,929)		436,914,372
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.59%
Invesco Private Government Fund, 0.01%(d)(e)(f)	13,279,320	13,279,320
Invesco Private Prime Fund, 0.09%(d)(e)(f)	19,911,208	19,919,173
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,198,493)		33,198,493
TOTAL INVESTMENTS IN SECURITIES-107.52% (Cost $371,727,422)		470,112,865
OTHER ASSETS LESS LIABILITIES-(7.52)%		(32,895,343)
NET ASSETS-100.00%		$437,217,522

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,535,727	$(4,509,112)	$-	$-	$26,615	$24
Invesco Premier U.S. Government Money Portfolio, Institutional Class	159,490	510,607	(670,097)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,595,005	$51,398,179	$(43,713,864)	$-	$-	$13,279,320	$598*
Invesco Private Prime Fund	1,865,033	62,434,512	(44,380,813)	-	441	19,919,173	4,829*
Total	$7,619,528	$118,879,025	$(93,273,886)	$-	$441	$33,225,108	$5,451

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.99%
AMC Networks, Inc., Class A(b)(c)	29,799	$1,599,610
ATN International, Inc.	7,168	338,831
Cincinnati Bell, Inc.(b)	84,767	1,305,412
Cogent Communications Holdings, Inc.(c)	7,213	545,303
Consolidated Communications Holdings, Inc.(b)	153,653	1,438,192
E.W. Scripps Co. (The), Class A	64,327	1,364,376
Gannett Co., Inc.(b)	501,250	2,571,412
Marcus Corp. (The)(b)(c)	8,361	176,501
Meredith Corp.(b)	66,956	2,255,078
QuinStreet, Inc.(b)	18,061	327,085
Scholastic Corp.	34,286	1,154,752
Shenandoah Telecommunications Co.	6,829	340,699
Spok Holdings, Inc.	10,331	120,563
TechTarget, Inc.(b)(c)	1,512	106,309
		13,644,123
Consumer Discretionary-26.93%
Aaron’s Co., Inc. (The)	56,498	2,032,233
Abercrombie & Fitch Co., Class A(b)	75,903	3,241,058
American Axle & Manufacturing Holdings, Inc.(b)	303,504	3,399,245
American Public Education, Inc.(b)	7,498	209,944
America’s Car-Mart, Inc.(b)	4,354	715,754
Asbury Automotive Group, Inc.(b)	30,974	6,141,834
Barnes & Noble Education, Inc.(b)	147,198	1,202,608
Bed Bath & Beyond, Inc.(b)(c)	267,341	7,482,875
Big Lots, Inc.(c)	74,901	4,564,467
BJ’s Restaurants, Inc.(b)	10,292	568,942
Bloomin’ Brands, Inc.(b)(c)	92,790	2,741,944
Boot Barn Holdings, Inc.(b)	10,628	811,873
Brinker International, Inc.(b)	31,628	1,943,541
Buckle, Inc. (The)(c)	17,039	717,683
Caleres, Inc.	99,217	2,488,362
Callaway Golf Co.(c)	43,018	1,588,225
Cato Corp. (The), Class A(b)	37,568	580,801
Cavco Industries, Inc.(b)	3,870	856,315
Century Communities, Inc.(b)	42,574	3,464,672
Cheesecake Factory, Inc. (The)(b)(c)	26,738	1,572,729
Chico’s FAS, Inc.(b)	313,251	1,456,617
Children’s Place, Inc. (The)(b)(c)	15,675	1,457,618
Chuy’s Holdings, Inc.(b)(c)	6,084	252,182
Conn’s, Inc.(b)	72,112	1,672,277
Cooper Tire & Rubber Co.	35,803	2,125,982
Cooper-Standard Holdings, Inc.(b)	41,967	1,248,938
Core-Mark Holding Co., Inc.	352,073	16,146,068
Crocs, Inc.(b)	14,120	1,429,509
Dave & Buster’s Entertainment, Inc.(b)(c)	11,707	494,972
Designer Brands, Inc., Class A(b)(c)	131,450	2,299,060
Dine Brands Global, Inc.(b)	6,649	631,323
Dorman Products, Inc.(b)	8,413	861,323
El Pollo Loco Holdings, Inc.(b)	17,956	302,738
Ethan Allen Interiors, Inc.	16,212	468,040
Fiesta Restaurant Group, Inc.(b)	26,644	362,092
Fossil Group, Inc.(b)(c)	103,165	1,456,690
GameStop Corp., Class A(b)(c)	16,198	3,595,956
Genesco, Inc.(b)	30,431	1,673,705
Gentherm, Inc.(b)	9,776	709,053
G-III Apparel Group Ltd.(b)	58,361	1,928,247
Group 1 Automotive, Inc.	51,722	8,248,625
Guess?, Inc.(c)	63,184	1,855,714
	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 05/26/2021; Cost $523,739)(d)	16,902	$776,478
Hibbett Sports, Inc.(b)	17,679	1,498,472
Installed Building Products, Inc.	11,908	1,412,289
iRobot Corp.(b)(c)	10,024	979,345
Kontoor Brands, Inc.	32,830	2,101,777
La-Z-Boy, Inc.	29,044	1,197,484
LCI Industries	15,898	2,369,597
LGI Homes, Inc.(b)(c)	14,151	2,558,642
Liquidity Services, Inc.(b)	8,852	211,651
Lumber Liquidators Holdings, Inc.(b)	34,360	782,721
M.D.C. Holdings, Inc.	54,899	3,181,397
M/I Homes, Inc.(b)	45,151	3,184,048
Macy’s, Inc.(b)(c)	798,284	14,592,631
MarineMax, Inc.(b)	23,307	1,198,679
Meritage Homes Corp.(b)	41,691	4,488,870
Monarch Casino & Resort, Inc.(b)	2,192	156,421
Monro, Inc.	13,099	816,592
Motorcar Parts of America, Inc.(b)	17,006	397,430
Movado Group, Inc.	16,893	468,443
ODP Corp. (The)(b)	201,067	8,794,671
Oxford Industries, Inc.	7,248	693,996
Patrick Industries, Inc.	22,820	1,955,674
Perdoceo Education Corp.(b)	44,017	536,567
PetMed Express, Inc.(c)	7,154	206,751
Red Robin Gourmet Burgers, Inc.(b)	18,700	670,582
Regis Corp.(b)(c)	25,975	237,411
Rent-A-Center, Inc.	36,265	2,241,540
Ruth’s Hospitality Group, Inc.(b)	8,550	206,397
Sally Beauty Holdings, Inc.(b)(c)	135,459	2,954,361
Shake Shack, Inc., Class A(b)(c)	3,465	325,641
Shoe Carnival, Inc.(c)	14,577	984,093
Shutterstock, Inc.	6,232	565,554
Signet Jewelers Ltd.(b)	73,063	4,426,157
Sleep Number Corp.(b)	10,924	1,217,917
Sonic Automotive, Inc., Class A	152,400	7,350,252
Stamps.com, Inc.(b)	3,278	615,215
Standard Motor Products, Inc.	21,363	961,762
Steven Madden Ltd.	25,696	1,063,814
Sturm Ruger & Co., Inc.	6,661	525,819
Tupperware Brands Corp.(b)	55,512	1,423,328
Unifi, Inc.(b)	14,916	410,637
Universal Electronics, Inc.(b)	7,824	391,669
Vera Bradley, Inc.(b)	34,396	394,866
Vista Outdoor, Inc.(b)	52,106	2,271,301
Winnebago Industries, Inc.	25,327	1,873,185
Wolverine World Wide, Inc.	36,919	1,346,067
Zumiez, Inc.(b)	18,457	808,786
		184,828,814
Consumer Staples-9.79%
Andersons, Inc. (The)	223,829	6,956,605
B&G Foods, Inc.(c)	50,805	1,554,633
Calavo Growers, Inc.	10,654	758,565
Cal-Maine Foods, Inc.(c)	28,471	993,923
Celsius Holdings, Inc.(b)(c)	2,173	142,418
Central Garden & Pet Co.(b)(c)	22,151	1,216,755
Central Garden & Pet Co., Class A(b)	24,447	1,233,351
Chefs’ Warehouse, Inc. (The)(b)(c)	27,396	842,701
Coca-Cola Consolidated, Inc.	14,083	5,702,488
Edgewell Personal Care Co.	45,085	2,045,957
elf Beauty, Inc.(b)	8,515	238,420
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Fresh Del Monte Produce, Inc.	114,024	$3,816,383
Inter Parfums, Inc.	5,751	439,837
J&J Snack Foods Corp.(c)	4,995	877,022
John B. Sanfilippo & Son, Inc.	7,982	744,801
Medifast, Inc.	3,041	1,010,372
MGP Ingredients, Inc.	4,892	340,924
National Beverage Corp.	16,868	842,219
PriceSmart, Inc.	28,649	2,529,707
Seneca Foods Corp., Class A(b)	20,685	956,474
Simply Good Foods Co. (The)(b)(c)	23,273	803,617
SpartanNash Co.	366,828	7,692,383
United Natural Foods, Inc.(b)(c)	554,121	21,034,433
Universal Corp.	28,893	1,619,164
USANA Health Sciences, Inc.(b)	9,534	1,008,125
Vector Group Ltd.	111,503	1,533,166
WD-40 Co.(c)	1,153	282,254
		67,216,697
Energy-5.31%
Archrock, Inc.	67,905	624,726
Bonanza Creek Energy, Inc.(b)	5,083	218,366
Bristow Group, Inc.(b)	28,066	765,641
Callon Petroleum Co.(b)(c)	21,145	813,448
CONSOL Energy, Inc.(b)	74,897	1,148,920
Core Laboratories N.V.(c)	10,616	443,749
DMC Global, Inc.(b)	2,789	147,733
Dorian LPG Ltd.(b)	17,758	252,341
Dril-Quip, Inc.(b)	7,430	249,128
Green Plains, Inc.(b)(c)	58,853	1,876,822
Helix Energy Solutions Group, Inc.(b)	96,764	506,076
Helmerich & Payne, Inc.(c)	36,601	1,033,978
Laredo Petroleum, Inc.(b)(c)	13,043	732,495
Matador Resources Co.	27,108	830,589
Nabors Industries Ltd.(b)(c)	13,770	1,289,147
Oceaneering International, Inc.(b)	106,837	1,524,564
Oil States International, Inc., (Acquired 06/19/2020 - 05/26/2021; Cost $313,097)(b)(d)	62,435	401,457
Par Pacific Holdings, Inc.(b)	130,993	1,823,423
Patterson-UTI Energy, Inc.	105,972	886,986
PBF Energy, Inc., Class A(b)	678,748	10,954,993
PDC Energy, Inc.(b)	23,739	1,002,261
Penn Virginia Corp.(b)(c)	13,173	253,975
ProPetro Holding Corp.(b)	50,492	501,891
Range Resources Corp.(b)(c)	140,575	1,906,197
Renewable Energy Group, Inc.(b)(c)	22,105	1,349,952
REX American Resources Corp.(b)	2,741	263,218
RPC, Inc.(b)(c)	77,024	378,188
SM Energy Co.	50,609	1,007,119
Southwestern Energy Co.(b)	430,838	2,227,432
Talos Energy, Inc.(b)	36,819	522,093
US Silica Holdings, Inc.(b)	48,701	499,672
		36,436,580
Financials-8.45%
Allegiance Bancshares, Inc.	4,691	190,267
Ambac Financial Group, Inc.(b)	6,974	105,238
American Equity Investment Life Holding Co.	95,152	2,902,136
Ameris Bancorp(c)	17,874	981,998
AMERISAFE, Inc.	4,330	283,745
Apollo Commercial Real Estate Finance, Inc.	22,019	344,597
Assured Guaranty Ltd.	18,380	875,439
Axos Financial, Inc.(b)	11,778	558,395
	Shares	Value
Financials-(continued)
Banc of California, Inc.	10,720	$187,707
BancFirst Corp.	4,938	340,574
BankUnited, Inc.	19,612	937,257
Banner Corp.	8,494	497,154
Berkshire Hills Bancorp, Inc.	15,907	441,419
Blucora, Inc.(b)	35,296	612,033
Boston Private Financial Holdings, Inc.	20,347	311,920
Brightsphere Investment Group, Inc.	30,053	669,280
Brookline Bancorp, Inc.	17,343	292,403
Cadence BanCorp	34,927	781,666
Capitol Federal Financial, Inc.	17,672	228,676
Central Pacific Financial Corp.	7,770	215,307
City Holding Co.	2,389	191,646
Columbia Banking System, Inc.	10,064	434,362
Community Bank System, Inc.	6,073	492,642
Customers Bancorp, Inc.(b)	16,788	635,426
CVB Financial Corp.	15,436	342,370
Dime Community Bancshares, Inc.	5,141	178,444
Donnelley Financial Solutions, Inc.(b)	24,382	726,827
Eagle Bancorp, Inc.	6,152	351,525
eHealth, Inc.(b)(c)	7,367	480,697
Employers Holdings, Inc.	15,307	645,955
Encore Capital Group, Inc.(b)(c)	30,333	1,404,115
Enova International, Inc.(b)	21,883	828,709
EZCORP, Inc., Class A(b)(c)	118,430	870,460
FB Financial Corp.	9,155	383,137
First Bancorp	53,840	688,614
First Bancorp/Southern Pines NC	5,458	242,171
First Commonwealth Financial Corp.	20,833	315,620
First Financial Bancorp	22,004	560,442
First Hawaiian, Inc.	20,888	588,206
First Midwest Bancorp, Inc.	27,007	565,257
Flagstar Bancorp, Inc.	32,155	1,472,699
Granite Point Mortgage Trust, Inc.	15,372	221,049
Great Western Bancorp, Inc.	13,468	450,639
Green Dot Corp., Class A(b)	19,756	801,896
Greenhill & Co., Inc.	14,089	245,289
Hanmi Financial Corp.	10,056	210,975
HCI Group, Inc.(c)	2,751	221,621
Heritage Financial Corp.	6,680	193,787
Hilltop Holdings, Inc.	47,190	1,753,108
HomeStreet, Inc.	6,752	303,975
Hope Bancorp, Inc.	32,735	500,846
Horace Mann Educators Corp.	25,155	1,002,930
Independent Bank Corp.	4,053	330,765
Independent Bank Group, Inc.	7,586	597,397
Investors Bancorp, Inc.	59,126	879,795
James River Group Holdings Ltd.(c)	11,416	398,647
KKR Real Estate Finance Trust, Inc.(c)	11,419	244,138
Meta Financial Group, Inc.	8,881	470,782
Mr. Cooper Group, Inc.(b)(c)	57,159	1,977,130
National Bank Holdings Corp., Class A	6,806	269,518
NBT Bancorp, Inc.	9,519	371,146
New York Mortgage Trust, Inc.	27,101	122,497
NMI Holdings, Inc., Class A(b)	14,254	344,804
Northfield Bancorp, Inc.	9,105	154,148
Northwest Bancshares, Inc.	29,624	419,476
OFG Bancorp	21,085	508,148
Old National Bancorp	35,008	666,902
Pacific Premier Bancorp, Inc.	12,262	563,684
Palomar Holdings, Inc.(b)	1,753	127,969
Park National Corp.	2,785	352,358

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
PennyMac Mortgage Investment Trust	58,891	$1,154,264
Piper Sandler Cos.	8,345	1,063,654
PRA Group, Inc.(b)	23,133	900,568
Preferred Bank	2,724	186,022
ProAssurance Corp.	25,395	618,368
Provident Financial Services, Inc.	14,859	375,338
Ready Capital Corp.	31,785	483,768
Redwood Trust, Inc.	29,636	329,849
Renasant Corp.	13,393	592,238
S&T Bancorp, Inc.	8,572	290,848
Safety Insurance Group, Inc.	8,442	718,499
Seacoast Banking Corp. of Florida(b)	6,963	258,118
ServisFirst Bancshares, Inc.	5,690	395,227
Simmons First National Corp., Class A	24,865	758,382
SiriusPoint Ltd. (Bermuda)(b)	63,989	673,164
Southside Bancshares, Inc.	5,578	238,962
Stewart Information Services Corp.	35,056	2,115,630
StoneX Group, Inc.(b)	15,954	1,080,086
Tompkins Financial Corp.	2,873	233,144
Triumph Bancorp, Inc.(b)	3,810	319,088
Trupanion, Inc.(b)(c)	4,414	398,010
TrustCo Bank Corp.	4,066	159,118
United Community Banks, Inc.	15,860	548,439
United Fire Group, Inc.	24,392	747,615
United Insurance Holdings Corp.	87,265	492,175
Universal Insurance Holdings, Inc.	56,090	790,869
Veritex Holdings, Inc.	9,049	317,891
Virtus Investment Partners, Inc.	2,047	575,678
Walker & Dunlop, Inc.	8,343	847,148
Westamerica Bancorporation	2,623	164,541
WisdomTree Investments, Inc.	33,405	223,814
World Acceptance Corp.(b)(c)	3,199	513,791
WSFS Financial Corp.	11,116	591,482
		58,017,742
Health Care-9.38%
Addus HomeCare Corp.(b)	6,195	595,773
Allscripts Healthcare Solutions, Inc.(b)	86,042	1,496,270
AMN Healthcare Services, Inc.(b)	25,353	2,248,811
Amphastar Pharmaceuticals, Inc.(b)	14,155	267,813
AngioDynamics, Inc.(b)	9,610	222,183
ANI Pharmaceuticals, Inc.(b)	5,027	172,677
Anika Therapeutics, Inc.(b)	2,852	133,046
Cardiovascular Systems, Inc.(b)	4,453	174,513
Coherus Biosciences, Inc.(b)(c)	23,786	313,024
Collegium Pharmaceutical, Inc.(b)	9,831	234,863
Community Health Systems, Inc.(b)	863,741	12,325,584
Computer Programs & Systems, Inc.	6,379	206,488
CONMED Corp.	5,620	773,818
Corcept Therapeutics, Inc.(b)	11,224	242,438
CorVel Corp.(b)	4,063	506,250
Covetrus, Inc.(b)	107,157	2,972,535
Cross Country Healthcare, Inc.(b)	50,265	786,647
CryoLife, Inc.(b)	8,133	234,312
Cutera, Inc.(b)	3,602	138,245
Cytokinetics, Inc.(b)(c)	2,058	44,926
Eagle Pharmaceuticals, Inc.(b)	3,393	134,431
Enanta Pharmaceuticals, Inc.(b)	1,612	78,440
Endo International PLC(b)	278,073	1,632,289
Ensign Group, Inc. (The)	21,699	1,805,357
Fulgent Genetics, Inc.(b)(c)	3,537	261,986
Glaukos Corp.(b)(c)	2,109	155,180
Hanger, Inc.(b)	34,765	897,980
	Shares	Value
Health Care-(continued)
HealthStream, Inc.(b)	8,306	$217,451
Heska Corp.(b)	927	183,685
Innoviva, Inc.(b)	23,372	314,353
Inogen, Inc.(b)	4,916	303,858
Integer Holdings Corp.(b)	9,500	859,465
Invacare Corp.(b)	81,322	650,576
Lannett Co., Inc.(b)(c)	66,063	284,071
Lantheus Holdings, Inc.(b)	14,063	341,028
LeMaitre Vascular, Inc.	2,205	112,918
Luminex Corp.	10,311	380,373
Magellan Health, Inc.(b)	46,453	4,375,408
MEDNAX, Inc.(b)	65,532	2,095,713
Meridian Bioscience, Inc.(b)	10,220	212,167
Merit Medical Systems, Inc.(b)	13,710	827,261
Mesa Laboratories, Inc.	419	103,099
ModivCare, Inc.(b)	7,742	1,139,855
Myriad Genetics, Inc.(b)	14,614	418,691
Natus Medical, Inc.(b)	12,646	338,913
NeoGenomics, Inc.(b)	7,341	301,201
NextGen Healthcare, Inc.(b)	22,246	365,279
Omnicell, Inc.(b)	5,586	776,454
OraSure Technologies, Inc.(b)(c)	12,398	119,145
Orthofix Medical, Inc.(b)	6,996	284,737
Owens & Minor, Inc.	194,424	8,692,697
Pacira BioSciences, Inc.(b)	4,695	284,846
Pennant Group, Inc. (The)(b)	5,573	190,987
Phibro Animal Health Corp., Class A	26,426	744,949
Prestige Consumer Healthcare, Inc.(b)	16,790	837,317
RadNet, Inc.(b)	37,818	1,001,042
REGENXBIO, Inc.(b)	3,017	106,410
Select Medical Holdings Corp.	132,738	5,318,812
Simulations Plus, Inc.(c)	366	19,317
Supernus Pharmaceuticals, Inc.(b)	15,837	472,734
SurModics, Inc.(b)	1,316	69,814
Tabula Rasa HealthCare, Inc.(b)(c)	5,472	236,445
Tactile Systems Technology, Inc.(b)	2,938	157,976
Tivity Health, Inc.(b)	33,288	872,146
US Physical Therapy, Inc.	2,811	327,088
Vanda Pharmaceuticals, Inc.(b)	11,274	199,437
Varex Imaging Corp.(b)	24,838	623,185
Xencor, Inc.(b)	2,156	82,920
Zynex, Inc.(b)(c)	3,885	59,130
		64,358,832
Industrials-19.53%
AAON, Inc.	5,604	371,265
AAR Corp.(b)	33,598	1,402,716
ABM Industries, Inc.	95,792	4,779,063
Aerojet Rocketdyne Holdings, Inc.(c)	36,570	1,771,816
AeroVironment, Inc.(b)	2,455	269,142
Alamo Group, Inc.	6,019	928,009
Albany International Corp., Class A	8,504	759,832
Allegiant Travel Co.(b)	3,239	717,309
American Woodmark Corp.(b)	13,129	1,141,173
Apogee Enterprises, Inc.	25,015	950,820
Applied Industrial Technologies, Inc.	26,431	2,589,181
ArcBest Corp.	32,749	2,549,182
Arcosa, Inc.	24,278	1,541,653
Astec Industries, Inc.	10,778	738,616
Atlas Air Worldwide Holdings, Inc.(b)	44,264	3,316,702
AZZ, Inc.	12,846	687,133
Barnes Group, Inc.	16,611	887,360
Boise Cascade Co.	76,597	5,054,636

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Brady Corp., Class A	15,479	$885,863
Chart Industries, Inc.(b)(c)	6,444	940,437
CIRCOR International, Inc.(b)	15,361	578,034
Comfort Systems USA, Inc.	31,524	2,613,340
CoreCivic, Inc.(b)	186,261	1,458,424
Deluxe Corp.	35,826	1,632,233
DXP Enterprises, Inc.(b)	25,465	786,614
Echo Global Logistics, Inc.(b)	63,845	2,180,945
Encore Wire Corp.	15,080	1,239,576
Enerpac Tool Group Corp.	13,968	382,723
EnPro Industries, Inc.	9,652	887,887
ESCO Technologies, Inc.	5,241	496,008
Exponent, Inc.	3,313	302,245
Federal Signal Corp.	23,938	1,016,886
Forrester Research, Inc.(b)	8,019	344,095
Forward Air Corp.	11,816	1,144,852
Franklin Electric Co., Inc.	13,109	1,099,714
Gibraltar Industries, Inc.(b)	9,507	755,331
GMS, Inc.(b)	58,278	2,668,550
Granite Construction, Inc.	73,371	2,961,254
Greenbrier Cos., Inc. (The)(c)	40,387	1,793,587
Griffon Corp.	74,267	1,952,479
Harsco Corp.(b)	87,234	1,955,786
Hawaiian Holdings, Inc.(b)(c)	24,477	631,507
Heartland Express, Inc.	26,550	481,882
Heidrick & Struggles International, Inc.	13,413	577,296
Hillenbrand, Inc.	42,457	1,936,039
HNI Corp.	38,021	1,734,518
Hub Group, Inc., Class A(b)	42,599	2,973,836
Insteel Industries, Inc.	10,329	361,102
Interface, Inc.	65,979	1,078,097
John Bean Technologies Corp.	10,094	1,453,839
Kaman Corp.	11,735	631,578
Kelly Services, Inc., Class A(b)	165,711	4,253,801
Korn Ferry	21,980	1,437,712
Lindsay Corp.	2,265	372,887
Lydall, Inc.(b)	15,457	562,326
ManTech International Corp., Class A	25,321	2,203,180
Marten Transport Ltd.	41,362	705,636
Matrix Service Co.(b)	41,184	448,906
Matson, Inc.	25,529	1,650,450
Matthews International Corp., Class A	30,135	1,177,374
Meritor, Inc.(b)	76,528	1,989,728
Moog, Inc., Class A	26,719	2,410,054
Mueller Industries, Inc.	44,527	2,067,389
MYR Group, Inc.(b)	25,392	2,210,120
National Presto Industries, Inc.	2,752	279,108
NOW, Inc.(b)	115,336	1,207,568
Park Aerospace Corp.	2,441	37,640
PGT Innovations, Inc.(b)	26,794	647,343
Pitney Bowes, Inc.	321,074	2,690,600
Powell Industries, Inc.	10,963	376,689
Proto Labs, Inc.(b)(c)	2,670	238,671
Quanex Building Products Corp.	26,598	708,305
Raven Industries, Inc.	6,837	301,717
Resideo Technologies, Inc.(b)	139,645	4,175,385
Resources Connection, Inc.	36,311	529,414
Saia, Inc.(b)	6,910	1,590,406
SkyWest, Inc.(b)	29,519	1,447,317
SPX Corp.(b)	21,588	1,352,056
SPX FLOW, Inc.	16,371	1,123,542
Standex International Corp.	4,581	456,451
	Shares	Value
Industrials-(continued)
Team, Inc.(b)	64,439	$547,731
Tennant Co.	10,001	827,483
Titan International, Inc.(b)	121,159	1,125,567
Triumph Group, Inc.(b)	95,020	1,826,284
TrueBlue, Inc.(b)	68,415	1,856,099
UFP Industries, Inc.	59,111	4,700,507
UniFirst Corp.	5,806	1,287,074
US Ecology, Inc.(b)	16,905	669,945
Veritiv Corp.(b)	117,012	7,186,877
Viad Corp.(b)	7,927	349,898
Vicor Corp.(b)	2,399	216,102
Wabash National Corp.	60,952	972,184
Watts Water Technologies, Inc., Class A	10,275	1,396,372
		134,006,063
Information Technology-9.51%
3D Systems Corp.(b)(c)	14,549	427,886
8x8, Inc.(b)	11,773	277,254
ADTRAN, Inc.	22,536	446,438
Advanced Energy Industries, Inc.	11,148	1,137,208
Agilysys, Inc.(b)	1,853	94,114
Alarm.com Holdings, Inc.(b)	5,732	469,336
Applied Optoelectronics, Inc.(b)(c)	21,352	175,727
Arlo Technologies, Inc.(b)	36,196	242,875
Axcelis Technologies, Inc.(b)	9,673	400,849
Badger Meter, Inc.	3,328	318,057
Bel Fuse, Inc., Class B	16,492	271,788
Benchmark Electronics, Inc.	53,987	1,670,898
BM Technologies, Inc.(b)(e)	1,983	25,482
BM Technologies, Inc.(b)(c)	15	193
Bottomline Technologies (DE), Inc.(b)	7,542	281,920
CalAmp Corp.(b)	23,044	319,620
Cardtronics PLC, Class A(b)	23,818	927,235
CEVA, Inc.(b)	1,307	58,645
Cohu, Inc.(b)	12,317	458,439
Comtech Telecommunications Corp.	16,369	413,972
CSG Systems International, Inc.	16,465	725,119
CTS Corp.	10,312	394,434
Daktronics, Inc.(b)	55,936	378,127
Diebold Nixdorf, Inc.(b)	192,899	2,611,852
Digi International, Inc.(b)	11,886	225,359
Diodes, Inc.(b)	12,460	942,848
DSP Group, Inc.(b)	5,748	90,359
Ebix, Inc.	13,495	369,763
ePlus, Inc.(b)	12,423	1,174,843
EVERTEC, Inc.	10,939	476,175
ExlService Holdings, Inc.(b)	8,855	903,033
Extreme Networks, Inc.(b)	82,065	938,824
Fabrinet (Thailand)(b)	15,297	1,371,988
FARO Technologies, Inc.(b)	2,661	201,305
FormFactor, Inc.(b)	12,493	440,378
Harmonic, Inc.(b)	36,811	256,573
Ichor Holdings Ltd.(b)	17,172	966,097
Insight Enterprises, Inc.(b)	71,178	7,436,677
Itron, Inc.(b)	19,120	1,823,092
Knowles Corp.(b)	29,297	601,760
Kulicke & Soffa Industries, Inc. (Singapore)	13,017	675,582
LivePerson, Inc.(b)(c)	5,473	300,741
MaxLinear, Inc.(b)(c)	10,821	411,414
Methode Electronics, Inc.	18,353	887,918
MicroStrategy, Inc., Class A(b)(c)	505	237,350
NETGEAR, Inc.(b)	24,401	948,711
OneSpan, Inc.(b)	6,745	176,382

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Onto Innovation, Inc.(b)	6,998	$502,246
OSI Systems, Inc.(b)	9,478	913,300
PC Connection, Inc.	44,739	2,182,816
PDF Solutions, Inc.(b)	3,934	68,609
Perficient, Inc.(b)	8,633	618,036
Photronics, Inc.(b)	40,747	551,714
Plantronics, Inc.(b)(c)	33,031	1,083,417
Plexus Corp.(b)	30,781	3,041,471
Power Integrations, Inc.	4,737	389,334
Progress Software Corp.	7,909	352,504
Rambus, Inc.(b)	10,000	195,600
Rogers Corp.(b)	3,364	630,245
Sanmina Corp.(b)	142,810	6,013,729
ScanSource, Inc.(b)	65,641	2,004,020
SMART Global Holdings, Inc.(b)(c)	20,657	979,142
SPS Commerce, Inc.(b)	2,349	220,477
Sykes Enterprises, Inc.(b)	31,506	1,320,732
TTEC Holdings, Inc.(c)	17,360	1,881,998
TTM Technologies, Inc.(b)	121,159	1,835,559
Ultra Clean Holdings, Inc.(b)	22,987	1,294,858
Unisys Corp.(b)	61,847	1,590,086
Veeco Instruments, Inc.(b)(c)	16,481	392,577
Viavi Solutions, Inc.(b)	57,014	999,455
Vonage Holdings Corp.(b)	85,318	1,175,682
Xperi Holding Corp.	30,082	644,356
		65,266,603
Materials-5.76%
AdvanSix, Inc.(b)	33,511	1,060,958
Allegheny Technologies, Inc.(b)(c)	110,321	2,701,761
American Vanguard Corp.	16,332	300,346
Arconic Corp.(b)(c)	156,406	5,657,205
Balchem Corp.	4,413	578,103
Carpenter Technology Corp.	30,756	1,473,828
Century Aluminum Co.(b)	74,588	1,015,143
Clearwater Paper Corp.(b)	38,446	1,096,864
Ferro Corp.(b)	44,559	962,474
FutureFuel Corp.	8,857	90,961
GCP Applied Technologies, Inc.(b)	28,669	698,950
Glatfelter Corp.	40,317	595,079
H.B. Fuller Co.	37,374	2,583,291
Hawkins, Inc.	11,841	402,831
Haynes International, Inc.	8,489	295,417
Innospec, Inc.	9,550	965,601
Kaiser Aluminum Corp.	7,883	1,019,981
Koppers Holdings, Inc.(b)	37,402	1,296,727
Kraton Corp.(b)	32,050	1,088,098
Livent Corp.(b)(c)	12,038	234,861
Materion Corp.	13,163	1,037,903
Mercer International, Inc. (Germany)	74,918	1,111,783
Myers Industries, Inc.	20,328	447,826
Neenah, Inc.	11,208	593,240
Olympic Steel, Inc.	35,778	1,279,064
Quaker Chemical Corp.(c)	4,746	1,151,142
Rayonier Advanced Materials, Inc.(b)	137,029	1,057,864
Schweitzer-Mauduit International, Inc., Class A	17,388	711,343
Stepan Co.	11,921	1,605,282
SunCoke Energy, Inc.	149,807	1,128,047
TimkenSteel Corp.(b)(c)	58,989	893,683
Tredegar Corp.	39,442	601,096
Trinseo S.A.	33,614	2,182,893
	Shares	Value
Materials-(continued)
US Concrete, Inc.(b)	17,112	$975,213
Warrior Met Coal, Inc.	32,998	603,863
		39,498,721
Real Estate-2.63%
Acadia Realty Trust	14,191	307,945
Agree Realty Corp.	3,305	232,275
Alexander & Baldwin, Inc.	12,988	249,499
American Assets Trust, Inc.	7,831	286,223
Armada Hoffler Properties, Inc.	22,276	295,603
Brandywine Realty Trust(c)	31,202	438,700
CareTrust REIT, Inc.	6,104	142,101
Centerspace	1,888	134,407
Chatham Lodging Trust(b)	8,126	107,019
Community Healthcare Trust, Inc.	1,218	57,587
DiamondRock Hospitality Co.(b)	22,615	218,913
Diversified Healthcare Trust	253,457	920,049
Easterly Government Properties, Inc.(c)	8,661	179,543
Essential Properties Realty Trust, Inc.	5,561	142,362
Four Corners Property Trust, Inc.	5,083	141,104
Franklin Street Properties Corp.	29,346	150,838
GEO Group, Inc. (The)(c)	242,341	1,257,750
Getty Realty Corp.	4,059	126,357
Global Net Lease, Inc.	14,130	276,100
Hersha Hospitality Trust(b)(c)	12,027	129,290
Independence Realty Trust, Inc.(c)	11,165	190,698
Industrial Logistics Properties Trust	8,598	215,466
Innovative Industrial Properties, Inc.(c)	624	112,464
iStar, Inc.	22,557	379,183
Kite Realty Group Trust	10,315	218,678
Lexington Realty Trust(c)	23,328	288,801
LTC Properties, Inc.	2,932	114,876
Mack-Cali Realty Corp.	17,164	292,989
Marcus & Millichap, Inc.(b)	16,807	660,515
NexPoint Residential Trust, Inc.	3,483	180,559
Office Properties Income Trust	16,249	474,958
RE/MAX Holdings, Inc., Class A	5,056	177,011
Realogy Holdings Corp.(b)	301,771	5,344,364
Retail Opportunity Investments Corp.	12,528	223,750
Retail Properties of America, Inc., Class A	28,987	349,293
RPT Realty	11,775	150,131
Safehold, Inc.(c)	1,707	119,661
Saul Centers, Inc.	4,452	197,891
SITE Centers Corp.	27,946	418,352
St. Joe Co. (The)	2,692	125,905
Summit Hotel Properties, Inc.(b)(c)	17,103	164,360
Tanger Factory Outlet Centers, Inc.(c)	18,623	326,461
Uniti Group, Inc.	71,751	779,216
Universal Health Realty Income Trust	774	53,561
Urstadt Biddle Properties, Inc., Class A	6,080	111,142
Washington REIT	9,654	228,317
Whitestone REIT	9,658	79,968
Xenia Hotels & Resorts, Inc.(b)	14,726	285,832
		18,058,067
Utilities-0.65%
American States Water Co.	5,539	439,631
Avista Corp.	24,317	1,102,290
California Water Service Group	11,942	678,783
Chesapeake Utilities Corp.	3,356	384,463

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Northwest Natural Holding Co.	11,844	$626,311
South Jersey Industries, Inc.	45,947	1,224,947
		4,456,425
Total Common Stocks & Other Equity Interests (Cost $549,441,163)		685,788,667
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $328,262)	328,262	328,262
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $549,769,425)		686,116,929
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.85%
Invesco Private Government Fund, 0.01%(f)(g)(h)	27,048,867	$27,048,867
Invesco Private Prime Fund, 0.09%(f)(g)(h)	40,557,077	40,573,300
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,622,167)		67,622,167
TOTAL INVESTMENTS IN SECURITIES-109.83% (Cost $617,391,592)		753,739,096
OTHER ASSETS LESS LIABILITIES-(9.83)%		(67,456,724)
NET ASSETS-100.00%		$686,282,372

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The aggregate value of these securities at May 31, 2021 was $1,177,935, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$33,873	$-	$(32,077)	$6,571	$(8,367)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	7,305,858	(6,977,596)	-	-	328,262	34
Invesco Premier U.S. Government Money Portfolio, Institutional Class	122,767	133,312	(256,079)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,106,711	158,042,672	(146,100,516)	-	-	27,048,867	2,001*
Invesco Private Prime Fund	5,035,646	203,388,892	(167,853,059)	-	1,821	40,573,300	15,000*
Total	$20,298,997	$368,870,734	$(321,219,327)	$6,571	$(6,546)	$67,950,429	$17,036

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Communication Services-9.76%
Interpublic Group of Cos., Inc. (The)(b)	502,286	$16,922,016
Omnicom Group, Inc.	267,134	21,969,100
Verizon Communications, Inc.	675,851	38,178,823
		77,069,939
Consumer Discretionary-2.12%
Newell Brands, Inc.	582,583	16,714,306
Consumer Staples-4.87%
Walgreens Boots Alliance, Inc.	730,408	38,463,285
Energy-10.21%
Murphy Oil Corp.	179,921	3,902,487
Occidental Petroleum Corp.	1,313,919	34,109,337
Phillips 66	506,291	42,639,828
		80,651,652
Financials-22.38%
Associated Banc-Corp.	105,677	2,429,514
Cathay General Bancorp	30,405	1,267,280
CIT Group, Inc.	92,693	4,910,875
Fifth Third Bancorp	318,156	13,407,094
First Horizon Corp.	312,886	5,966,736
Franklin Resources, Inc.	325,792	11,145,344
Fulton Financial Corp.	92,203	1,597,878
Invesco Ltd.(c)	380,186	10,846,707
KeyCorp	582,295	13,416,077
Mercury General Corp.	97,239	6,184,401
MetLife, Inc.	616,758	40,311,303
Old Republic International Corp.	488,447	12,826,618
PacWest Bancorp	47,877	2,162,604
Principal Financial Group, Inc.	387,290	25,324,893
Regions Financial Corp.	507,266	11,875,097
Synovus Financial Corp.	81,201	3,988,593
Umpqua Holdings Corp.	124,664	2,378,589
United Bankshares, Inc.	46,718	1,924,315
Valley National Bancorp	182,870	2,618,698
Webster Financial Corp.	38,592	2,187,395
		176,770,011
Health Care-4.91%
Pfizer, Inc.	1,001,713	38,796,344
Industrials-1.92%
Ryder System, Inc.	185,529	15,174,417
Information Technology-13.40%
Hewlett Packard Enterprise Co.	2,358,477	37,641,293
International Business Machines Corp.	271,897	39,082,475
Seagate Technology Holdings PLC (Ireland)	187,979	17,998,989
Xerox Holdings Corp.	474,652	11,130,589
		105,853,346
Materials-15.36%
Amcor PLC	1,753,396	20,690,073
	Shares	Value
Materials-(continued)
Chemours Co. (The)	272,881	$9,804,614
International Paper Co.	597,137	37,679,345
LyondellBasell Industries N.V., Class A	370,905	41,771,321
Olin Corp.	231,712	11,328,400
		121,273,753
Real Estate-4.68%
American Campus Communities, Inc.	30,855	1,455,122
Boston Properties, Inc.	43,047	5,060,605
Corporate Office Properties Trust	34,453	950,903
Federal Realty Investment Trust	12,533	1,433,023
Healthpeak Properties, Inc.	106,780	3,564,316
Highwoods Properties, Inc.	28,349	1,294,982
Medical Properties Trust, Inc.	90,906	1,924,480
National Retail Properties, Inc.	23,446	1,086,722
Physicians Realty Trust	38,713	701,867
Realty Income Corp.	39,441	2,697,764
Regency Centers Corp.	26,170	1,690,582
STORE Capital Corp.	32,092	1,103,965
Ventas, Inc.	116,304	6,449,057
Welltower, Inc.	100,550	7,518,124
		36,931,512
Utilities-10.06%
ALLETE, Inc.(b)	27,113	1,867,815
Edison International	377,931	21,115,005
FirstEnergy Corp.	484,372	18,362,542
NorthWestern Corp.	28,939	1,833,286
OGE Energy Corp.	106,115	3,660,967
Southern Co. (The)	510,438	32,627,197
		79,466,812
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $664,197,734)		787,165,377
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.09%
Invesco Private Government Fund, 0.01%(c)(d)(e)	279,963	279,963
Invesco Private Prime Fund, 0.09%(c)(d)(e)	420,213	420,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $700,344)		700,344
TOTAL INVESTMENTS IN SECURITIES-99.76% (Cost $664,898,078)		787,865,721
OTHER ASSETS LESS LIABILITIES-0.24%		1,872,813
NET ASSETS-100.00%		$789,738,534
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
May 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Ltd.	$-	$10,367,935	$(83,429)	$561,951	$250	$10,846,707	$61,140
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	33,513,427	(33,513,427)	-	-	-	225
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	6,872,377	(6,872,377)	-	-	-	15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	21,214,157	(20,934,194)	-	-	279,963	48*
Invesco Private Prime Fund	-	34,650,494	(34,230,113)	-	-	420,381	903*
Total	$-	$106,618,390	$(95,633,540)	$561,951	$250	$11,547,051	$62,331

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,064,663,202	$-	$-	$1,064,663,202
Money Market Funds	-	4,316,282	-	4,316,282
Total Investments	$1,064,663,202	$4,316,282	$-	$1,068,979,484
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$436,887,757	$-	$-	$436,887,757
Money Market Funds	26,615	33,198,493	-	33,225,108
Total Investments	$436,914,372	$33,198,493	$-	$470,112,865
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$685,763,185	$-	$25,482	$685,788,667
Money Market Funds	328,262	67,622,167	-	67,950,429
Total Investments	$686,091,447	$67,622,167	$25,482	$753,739,096
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$787,165,377	$-	$-	$787,165,377
Money Market Funds	-	700,344	-	700,344
Total Investments	$787,165,377	$700,344	$-	$787,865,721